ORGANIZATION AND OPERATIONS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE A — ORGANIZATION AND OPERATIONS

New Century Bancorp, Inc. (“Company”) is a bank holding company whose principal business activity consists of ownership of New Century Bank (referred to as the “Bank”). All significant intercompany transactions and balances have been eliminated in consolidation. In 2004, the Company formed New Century Statutory Trust I, which issued trust preferred securities to provide additional capital for general corporate purposes, including the current and future expansion of the Company. New Century Statutory Trust I is not a consolidated subsidiary of the Company. The Company is subject to the rules and regulations of the Board of Governors of the Federal Reserve and the North Carolina Commissioner of Banks.
New Century Bank was incorporated on May 19, 2000 and began banking operations on May 24, 2000. New Century Bank South began operations on January 2, 2004. The two banks merged on March 28, 2008 and New Century Bank continues as the only banking subsidiary of New Century Bancorp with the headquarters and operations center located in Dunn, NC. The Bank is engaged in general commercial and retail banking in southeastern North Carolina and operates under the banking laws of North Carolina and the rules and regulations of the Federal Deposit Insurance Corporation and the North Carolina Commissioner of Banks. The Bank undergoes periodic examinations by those regulatory authorities.